Commitments - Operating Lease (Details) ft² in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Future minimum annual operating lease payments
2018 (remaining)	$ 48
2019	1,043		$ 48
2020	952
Total future operating lease payments	2,043		238
Rent expense
Rent expense	$ 100	$ 100	$ 184	$ 127	$ 123
Office Space Sublease
Operating lease sublease land agreement | ft²	44